Subsequent Events (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Digital training services percentage	20.90%	0.00%
Total revenue	$ 1,176,515	$ 0